Schedule of Investments (unaudited) November 30, 2020	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 1.9%
Navient Solutions LLC, 0.00% 10/03/22(a)	$13,567	$13,418,848
Private Export Funding Corp.
Series EE, 2.80%, 05/15/22	23	23,828
Series KK, 3.55%, 01/15/24	5,045	5,497,133

		18,939,809

Total Corporate Bonds & Notes — 1.9% (Cost: $18,230,700)		18,939,809

Foreign Government Obligations(b)

Iraq — 5.9%
Iraq Government AID Bond, 2.15%, 01/18/22	55,915	57,123,883

Israel — 4.2%
Israel Government AID Bond
5.13%, 11/01/24	1,200	1,400,952
5.50%, 09/18/23	29,866	34,145,499
5.50%, 09/18/33	3,995	5,891,147

		41,437,598

Total Foreign Government Obligations — 10.1% (Cost: $95,122,090)		98,561,481

U.S. Government Agency Obligations

U.S. Government Agency Obligations — 83.8%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(a)	100	93,299
Federal Farm Credit Banks Funding Corp.
0.25%, 06/02/22	5,000	5,004,400
0.32%, 08/10/23 (Call 08/10/21)	30,000	29,973,000
0.47%, 01/22/24 (Call 12/04/20)	6,000	5,999,580
1.75%, 07/01/22	19,865	20,328,053
1.77%, 06/26/23	600	621,900
1.85%, 08/05/22	630	646,260
1.85%, 07/26/24	620	651,794
2.80%, 12/17/21	4,000	4,102,400
Federal Home Loan Banks
0.13%, 10/21/22	27,355	27,333,116
1.38%, 02/17/23	17,560	18,009,712
1.63%, 12/20/21	14,715	14,947,056
1.88%, 12/09/22	3,000	3,102,840
2.00%, 09/09/22	41,000	42,332,090
2.13%, 06/10/22	3,300	3,395,337
2.13%, 06/09/23	15	15,696
2.38%, 03/14/25	12,000	13,005,960
2.50%, 12/09/22	1,715	1,795,091
2.50%, 12/10/27	1,480	1,652,376
2.63%, 12/10/21	2,620	2,685,841
2.88%, 09/13/24	5,250	5,752,268
3.00%, 03/10/28	640	738,074
3.13%, 09/09/22	1,000	1,050,340
3.13%, 06/13/25	1,055	1,181,378
3.13%, 09/12/25	30	33,764
3.25%, 06/09/28	100	117,822
3.38%, 12/08/23	1,490	1,627,944
5.50%, 07/15/36	8,275	12,836,594
5.63%, 03/14/36	3,000	4,620,900
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(a)	43,000	41,513,060

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
0.00%, 12/14/29(a)	$18,826	$16,789,215
0.00%, 12/17/29(a)	11,391	10,110,538
0.13%, 07/25/22	22,810	22,798,595
0.25%, 08/24/23	31,245	31,264,059
0.25%, 11/06/23	55,950	55,952,797
0.38%, 09/23/25	35,965	35,797,043
2.38%, 01/13/22	58,409	59,872,730
6.75%, 09/15/29	390	582,457
6.75%, 03/15/31	1,714	2,643,382
Series 1, 0.00%, 11/15/38(a)	10,800	7,698,132
Federal National Mortgage Association 0.25%, 07/10/23	7,000	7,003,150
0.25%, 11/27/23	40,510	40,518,507
0.30%, 08/03/23 (Call 08/03/22)	105,000	105,179,550
0.50%, 11/07/25	37,635	37,662,850
1.38%, 09/06/22	11	11,237
1.63%, 01/07/25	5,000	5,255,400
2.00%, 01/05/22	2,705	2,759,912
2.88%, 09/12/23	9	9,658
5.63%, 07/15/37	2,725	4,345,803
6.03%, 10/08/27	3,491	4,704,891
6.21%, 08/06/38	2,813	4,789,048
6.25%, 05/15/29	5,121	7,334,450
6.63%, 11/15/30	3,000	4,556,940
7.13%, 01/15/30	10,000	15,331,600
7.25%, 05/15/30	5,600	8,722,504
Resolution Funding Corp. Principal STRIPS, 0.00%, 04/15/30(a)	5,000	4,415,000
Tennessee Valley Authority
1.88%, 08/15/22	2,000	2,056,160
2.88%, 09/15/24	4	4,382
4.25%, 09/15/65	35	51,822
4.63%, 09/15/60	500	774,520
4.65%, 06/15/35	1,000	1,377,670
4.88%, 01/15/48	4,513	6,852,810
5.25%, 09/15/39	7,124	10,758,522
5.38%, 04/01/56	1,700	2,884,917
5.50%, 06/15/38	1,604	2,443,838
5.88%, 04/01/36	12,000	18,445,200
6.15%, 01/15/38	485	782,872
Series A, 2.88%, 02/01/27	75	84,417
Series B, 4.70%, 07/15/33	3,821	5,223,078
Series E, 6.75%, 11/01/25	3,585	4,653,222
Tennessee Valley Authority Principal STRIPS, 0.00%, 11/01/25(a)	2,450	2,337,888

		820,008,711

Total U.S. Government Agency Obligations — 83.8% (Cost: $805,686,733)		820,008,711

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	37,718	$37,718,000

Total Short-Term Investments — 3.8% (Cost: $37,718,000)		37,718,000

Total Investments in Securities — 99.6% (Cost: $956,757,523)		975,228,001

Other Assets, Less Liabilities — 0.4%		3,586,807

Net Assets — 100.0%		$978,814,808

(a)	Zero-coupon bond.
(b)	U.S. dollar denominated security issued by foreign domiciled entity.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares.	$25,759,000	$11,959,000	(a)	$—	$—	$—	$37,718,000	37,718	$45,262	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$18,939,809	$—	$18,939,809
Foreign Government Obligations	—	98,561,481	—	98,561,481
U.S. Government Agency Obligations	—	820,008,711	—	820,008,711
Money Market Funds	37,718,000	—	—	37,718,000

	$37,718,000	$937,510,001	$—	$975,228,001

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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